ACQUISITIONS (Details 5) (Trans Tex Gas Services, Eureka Hunter Holdings, LLC, USD $)	0 Months Ended
Apr. 02, 2012
Trans Tex Gas Services | Eureka Hunter Holdings, LLC
Acquisitions
Common units acquired (in common units)	622,641
Fair value of total purchase price:
Business Acquisition, Cost of Acquired Entity, Total Enterprise Value	$ 400,000,000
Cash	46,047,000
Common stock issued in connection with acquisition	12,453,000
Total	58,500,000
Amounts recognized for assets acquired and liabilities assumed:
Working capital	525,000
Equipment and other fixed assets	15,575,000
Other assets	1,306,000
Goodwill	30,602,000
Intangible assets	10,492,000
Total	$ 58,500,000